Note 10 - Lease Commitments and Total Rental Expense (Details) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Leases [Abstract]
Operating Leases, Rent Expense, Net	$ 208,000	$ 208,000	$ 407,000	$ 407,000